Prepayments and Other Assets, Net	12 Months Ended
Mar. 31, 2026
Prepayments and Other Assets, Net [Abstract]
Prepayments and Other Assets, Net

10. Prepayments and Other Assets, Net

As of March 31, 2026, and 2025, prepayments and other assets, net, consisted of the following:

	As of March 31,
	2026	2025
Deposits	$79,052	$79,619
Less: allowance for expected credit losses	(701)	(805)
	78,351	78,814
Less: amounts classified as non-current assets	(25,931)	(68,290)
Amounts classified as current assets	52,420	10,524

Prepayments	3,191,866	5,762,642
Less: amounts classified as non-current assets	-	(1,619,424)
Amounts classified as current assets	$3,191,866	$4,143,218

The movement of allowance for expected credit losses is as follow:

	As of March 31,
	2026	2025
Balance at beginning of the year	$805	$990
Reversal of expected credit losses	(99)	(190)
Foreign exchange difference	(5)	5
Balance at end of the year	$701	$805